UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09081
Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (90.2%)
	Australia (6.0%)
	Beverages
1,810	Coca-Cola Amatil Ltd.	$20,336
6,839	Foster’s Group Ltd.	38,576

		58,912

	Biotechnology
954	CSL Ltd.	35,438

	Capital Markets
675	Macquarie Group Ltd.	27,467

	Chemicals
8,586	DuluxGroup Ltd.	22,959
41,073	Incitec Pivot Ltd.	177,031
8,586	Orica Ltd.	217,705

		417,695

	Commercial Banks
32,573	Australia & New Zealand Banking Group Ltd.	771,254
1,599	Commonwealth Bank of Australia	83,898
2,210	National Australia Bank Ltd.	54,539
2,244	Westpac Banking Corp.	51,631

		961,322

	Commercial Services & Supplies
3,303	Brambles Ltd.	23,709

	Construction & Engineering
793	Leighton Holdings Ltd. (a)	25,013

	Construction Materials
10,546	Boral Ltd. (a)	50,869

	Containers & Packaging
20,438	Amcor Ltd.	140,564

	Diversified Telecommunication Services
7,188	Telstra Corp., Ltd.	20,111

	Food & Staples Retailing
1,368	Wesfarmers Ltd.	46,393
527	Wesfarmers Ltd. (PPS)	18,125
3,256	Woolworths Ltd.	86,771

		151,289

	Health Care Providers & Services
485	Sonic Healthcare Ltd.	5,783

	Hotels, Restaurants & Leisure
1,338	TABCORP Holdings Ltd.	9,290

	Industrial Conglomerates
7,032	CSR Ltd.	11,271

	Insurance
4,634	AMP Ltd. (a)	24,677
5,650	Insurance Australia Group Ltd.	21,493
2,145	QBE Insurance Group Ltd.	37,522
1,895	Suncorp Group Ltd.	16,255

		99,947

	Metals & Mining
38,820	Alumina Ltd.	92,802
81,481	BHP Billiton Ltd.	3,621,143
22,960	BlueScope Steel Ltd.	48,763
32,914	Fortescue Metals Group Ltd. (b)	211,230
31,152	Newcrest Mining Ltd.	1,165,289
20,593	OneSteel Ltd.	56,140
71,809	OZ Minerals Ltd.	119,279
6,860	Rio Tinto Ltd.	584,444
3,830	Sims Metal Management Ltd.	73,633

		5,972,723

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Multi-Utilities
1,643	AGL Energy Ltd.	$24,371

	Oil, Gas & Consumable Fuels
1,443	Caltex Australia Ltd.	19,411
2,477	Origin Energy Ltd.	40,704
1,710	Santos Ltd.	23,125
1,568	Woodside Petroleum Ltd.	65,381

		148,621

	Real Estate Investment Trusts (REITs)
1,340	Stockland (Stapled Securities) (c)(d)	4,817

	Real Estate Management & Development
3,307	Lend Lease Group (Stapled Securities) (c)(d)	29,105

	Transportation Infrastructure
1	Macquarie Atlas Roads Group (Stapled Securities) (b)(c)	1
2,695	Transurban Group (Stapled Securities) (c)	14,046

		14,047

	Total Australia	8,232,364

	Austria (0.6%)
	Commercial Banks
6,117	Erste Group Bank AG	306,508
1,770	Raiffeisen International Bank Holding AG (a)	104,077

		410,585

	Diversified Telecommunication Services
8,605	Telekom Austria AG	118,437

	Electric Utilities
1,397	Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A)	55,823

	Insurance
823	Vienna Insurance Group	44,771

	Metals & Mining
3,361	Voestalpine AG	151,188

	Oil, Gas & Consumable Fuels
2,064	OMV AG	91,478

	Total Austria	872,282

	Belgium (0.6%)
	Beverages
5,879	Anheuser-Busch InBev N.V.	325,260
2,742	Anheuser-Busch InBev N.V. (b)	15

		325,275

	Chemicals
884	Solvay SA (Class A) (a)	92,433
2,096	Umicore SA	107,762

		200,195

	Diversified Financial Services
605	Cie Nationale a Portefeuille	33,467
1,088	Groupe Bruxelles Lambert SA	97,925

		131,392

	Diversified Telecommunication Services
1,903	Belgacom SA	68,494

	Insurance
6,698	Ageas	18,968

	Pharmaceuticals
1,255	UCB SA (a)	44,943

	Total Belgium	789,267

	Bermuda (0.6%)
	Distributors
25,220	Li & Fung Ltd. (e)	164,123

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Electric Utilities
7,000	Cheung Kong Infrastructure Holdings Ltd. (e)	$33,381

	Energy Equipment & Services
12,329	Seadrill Ltd. (a)	405,104

	Hotels, Restaurants & Leisure
8,713	Shangri-La Asia Ltd. (e)	22,659

	Real Estate Management & Development
9,384	Kerry Properties Ltd. (e)	49,977

	Specialty Retail
20,625	Esprit Holdings Ltd. (e)	97,823

	Textiles, Apparel & Luxury Goods
7,500	Yue Yuen Industrial Holdings Ltd. (e)	25,778

	Trading Companies & Distributors
29,726	Noble Group Ltd. (a)	50,998

	Total Bermuda	849,843

	Brazil (0.4%)
	Commercial Bank
10,300	Banco do Brasil SA	183,886

	Food Products
17,628	BRF-Brasil Foods SA	289,226

	Road & Rail
12,800	All America Latina Logistica SA (d)	108,116

	Total Brazil	581,228

	Canada (0.0%)
	Independent Power Producers & Energy Traders
754	Etrion Corp. (b)	702

	Denmark (0.8%)
	Chemicals
972	Novozymes A/S (B Shares)	134,803

	Electrical Equipment
3,009	Vestas Wind Systems A/S (b)	103,720

	Marine
24	A P Moller-Maersk A/S (Class B)	233,210

	Pharmaceuticals
5,417	Novo Nordisk A/S (Class B)	611,813

	Road & Rail
2,395	DSV A/S	50,040

	Total Denmark	1,133,586

	Egypt (0.2%)
	Capital Markets
4,665	Egyptian Financial Group-Hermes Holding (f)	18,159

	Commercial Bank
10,990	Commercial International Bank Egypt SAE (f)	61,292

	Construction & Engineering
1,836	Orascom Construction Industries (f)	62,908

	Diversified Telecommunication Services
7,212	Telecom Egypt (f)	17,464

	Electrical Equipment
1,263	ElSwedy Electric Co. (b)(f)	8,723

	Metals & Mining
4,781	Ezz Steel (b)(f)	11,504

	Real Estate Management & Development
11,448	Talaat Moustafa Group (b)(f)	11,319

	Wireless Telecommunication Services
700	Egyptian Co. for Mobile Services (f)	14,121

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

58,297	Orascom Telecom Holding SAE (b)(f)	$34,039

		48,160

	Total Egypt	239,529

	Finland (1.2%)
	Communications Equipment
55,483	Nokia Oyj	593,788

	Electric Utilities
6,044	Fortum Oyj	186,254

	Food & Staples Retailing
2,234	Kesko Oyj (Class B)	107,499

	Insurance
4,192	Sampo Oyj (Class A)	123,334

	Machinery
2,115	Kone Oyj (Class B)	115,237
2,235	Metso Oyj	119,310
1,010	Wartsila Oyj	78,003

		312,550

	Metals & Mining
2,897	Outokumpu Oyj (a)	54,145
1,336	Rautaruukki Oyj	33,418

		87,563

	Oil, Gas & Consumable Fuels
2,037	Neste Oil Oyj (a)	38,483

	Paper & Forest Products
8,634	Stora Enso Oyj (Class R) (a)	102,983
7,130	UPM-Kymmene Oyj	147,108

		250,091

	Total Finland	1,699,562

	France (7.4%)
	Aerospace & Defense
1,097	Safran SA	39,635
1,086	Thales SA	40,344

		79,979

	Auto Components
2,608	Compagnie Generale des Etablissements Michelin (Class B)	189,810

	Automobiles
2,732	Peugeot SA (b)	114,426
2,406	Renault SA (b)	157,246

		271,672

	Beverages
865	Pernod-Ricard SA (a)	82,428

	Building Products
2,346	Compagnie de Saint-Gobain	135,795

	Chemicals
2,834	Air Liquide SA	353,780

	Commercial Banks
12,716	BNP Paribas	950,472
8,372	Credit Agricole SA	123,815
7,089	Societe Generale	458,343

		1,532,630

	Commercial Services & Supplies
1,618	Edenred (b)	38,710
218	Societe BIC SA	18,725

		57,435

	Communications Equipment
20,688	Alcatel-Lucent (b)	68,868

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Construction & Engineering
3,976	Bouygues SA	$185,010
4,200	Vinci SA	242,962

		427,972

	Construction Materials
495	Imerys SA	32,628
3,132	Lafarge SA	185,498

		218,126

	Diversified Financial Services
216	Eurazeo	15,910

	Diversified Telecommunication Services
13,683	France Telecom SA	299,076

	Electric Utilities
1,122	EDF SA (a)	49,436

	Electrical Equipment
5,582	Alstom SA	311,748
3,249	Schneider Electric SA	507,194

		818,942

	Energy Equipment & Services
2,418	Cie Generale de Geophysique-Veritas (b)	73,258
2,638	Technip SA	256,164

		329,422

	Food & Staples Retailing
6,282	Carrefour SA	307,965
754	Casino Guichard Perrachon SA	73,714

		381,679

	Food Products
5,264	Danone SA	316,855

	Health Care Equipment & Supplies
1,588	Cie Generale d’Optique Essilor International SA	106,119

	Hotels, Restaurants & Leisure
1,618	Accor SA	73,951
886	Sodexo	61,029

		134,980

	Information Technology Services
361	Atos Origin SA (b)	20,110
1,461	Cap Gemini SA	73,775

		93,885

	Insurance
11,331	AXA SA	239,815
1,704	CNP Assurances	37,535
1,527	SCOR SE	42,237

		319,587

	Machinery
693	Vallourec SA	75,328

	Media
1,747	Lagardere SCA	77,800
1,010	Publicis Groupe SA	52,000
2,036	Societe Television Francaise 1	39,495
7,706	Vivendi SA	220,709

		390,004

	Multi-Utilities
9,150	GDF Suez	362,885
3,418	Veolia Environnement SA	106,773

		469,658

	Multi-Line Retail
897	PPR	143,471

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Office Electronics
360	Neopost SA (a)	$32,579

	Oil, Gas & Consumable Fuels
23,933	Total SA	1,400,647

	Personal Products
381	L’Oreal SA	44,266

	Pharmaceuticals
8,204	Sanofi-Aventis SA	559,698

	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions	24,557
196	Gecina SA	23,419
200	ICADE	21,705
908	Klepierre	33,042
1,338	Unibail-Rodamco SE	255,564

		358,287

	Software
631	Dassault Systemes SA	49,657

	Textiles, Apparel & Luxury Goods
468	Hermes International	94,506
1,625	LVMH Moet Hennessy Louis Vuitton SA	253,555

		348,061

	Total France	10,156,042

	Germany (6.0%)
	Air Freight & Logistics
4,348	Deutsche Post AG (Registered Shares)	79,839

	Airlines
1,432	Deutsche Lufthansa AG (Registered Shares) (b)	30,076

	Automobiles
7,381	Bayerische Motoren Werke AG	566,383
8,040	Daimler AG (b)	587,792
1,859	Volkswagen AG (a)	282,460

		1,436,635

	Capital Markets
6,578	Deutsche Bank AG (Registered Shares)	388,405

	Chemicals
4,084	BASF SE	314,239
3,960	K+S AG	292,472
583	Linde AG	84,991

		691,702

	Commercial Banks
6,053	Commerzbank AG (a)(b)	46,086
625	Deutsche Postbank AG (b)	17,616

		63,702

	Construction & Engineering
889	Hochtief AG	78,917

	Diversified Financial Services
1,079	Deutsche Boerse AG	81,794

	Diversified Telecommunication Services
13,794	Deutsche Telecom AG (Registered Shares)	183,852

	Electric Utilities
10,627	E.ON AG	354,765

	Food & Staples Retailing
1,481	Metro AG	104,236

	Health Care Providers & Services
841	Celesio AG	21,252
1,678	Fresenius Medical Care AG & Co. KGaA	98,198

		119,450

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Hotels, Restaurants & Leisure
1,659	TUI AG (b)	$22,853

	Industrial Conglomerates
17,114	Siemens AG (Registered Shares) (a)	2,192,463

	Insurance
2,759	Allianz SE (Registered Shares)	383,257
1,269	Muenchener Rueckversicherungs AG (Registered Shares)	198,793

		582,050

	Machinery
1,885	GEA Group AG	53,776
653	MAN SE	75,506

		129,282

	Metals & Mining
1,988	ThyssenKrupp AG (a)	80,618

	Multi-Utilities
1,713	RWE AG	123,355

	Personal Products
439	Beiersdorf AG	24,050

	Pharmaceuticals
10,491	Bayer AG (Registered Shares)	773,673
253	Merck KGaA	21,670

		795,343

	Software
9,401	SAP AG	543,074

	Textiles, Apparel & Luxury Goods
1,040	Adidas AG	64,759
77	Puma AG Rudolf Dassler Sport	24,073

		88,832

	Total Germany	8,195,293

	Hong Kong (2.5%)
	Airlines
15,000	Cathay Pacific Airways Ltd.	37,971

	Commercial Banks
34,137	Bank of East Asia Ltd.	147,603
66,000	BOC Hong Kong Holdings Ltd.	212,190
12,100	Hang Seng Bank Ltd.	200,269

		560,062

	Diversified Financial Services
12,400	Hong Kong Exchanges and Clearing Ltd.	286,440

	Electric Utilities
21,304	CLP Holdings Ltd.	173,113
16,500	Hongkong Electric Holdings Ltd.	104,493

		277,606

	Gas Utilities
63,621	Hong Kong & China Gas Co., Ltd.	144,164

	Industrial Conglomerates
25,926	Hutchison Whampoa Ltd.	303,719

	Real Estate Investment Trusts (REITs)
36,064	Link REIT (The)	113,389

	Real Estate Management & Development
25,000	Cheung Kong Holdings Ltd.	413,700
35,000	Hang Lung Properties Ltd.	153,129
10,209	Henderson Land Development Co., Ltd.	70,596
10,500	Hopewell Holdings Ltd.	34,027
15,262	Hysan Development Co., Ltd.	73,219
49,675	New World Development Ltd.	93,666
29,603	Sino Land Co., Ltd.	56,206
21,151	Sun Hung Kai Properties Ltd.	351,493

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

15,500	Swire Pacific Ltd. (Class A)	$244,822
25,020	Wharf Holdings Ltd.	189,870

		1,680,728

	Road & Rail
20,682	MTR Corp.	75,412

	Total Hong Kong	3,479,491

	Ireland (0.0%)
	Construction Materials
6,557	James Hardie Industries SE (b)	41,106

	Italy (1.4%)
	Automobiles
2,844	Fiat SpA	27,685

	Capital Markets
1,135	Mediobanca SpA (a)	11,460

	Commercial Banks
47,497	Intesa Sanpaolo SpA	158,005
84,514	UniCredit SpA	209,301

		367,306

	Diversified Telecommunication Services
17,924	Telecom Italia SpA	25,461

	Electric Utilities
6,160	Enel SpA	34,807

	Energy Equipment & Services
4,596	Saipem SpA	230,435

	Insurance
12,818	Assicurazioni Generali SpA	279,546

	Machinery
2,441	Fiat Industrial SpA (b)	33,037

	Oil, Gas & Consumable Fuels
39,447	Eni SpA	933,770

	Total Italy	1,943,507

	Japan (19.4%)
	Air Freight & Logistics
3,435	Yamato Holdings Co., Ltd. (a)	52,023

	Auto Components
2,000	Aisin Seiki Co., Ltd.	75,764
13,700	Bridgestone Corp.	262,605
11,700	Denso Corp.	429,723
2,059	NGK Spark Plug Co., Ltd.	31,890
1,200	Stanley Electric Co., Ltd.	22,428
1,300	Toyota Boshoku Corp.	22,994
1,200	Toyota Industries Corp.	38,108

		883,512

	Automobiles
18,209	Honda Motor Co., Ltd.	769,174
21,005	Nissan Motor Co., Ltd.	211,856
3,500	Suzuki Motor Corp.	84,471
22,755	Toyota Motor Corp.	941,157
700	Yamaha Motor Co., Ltd. (a)(b)	12,906

		2,019,564

	Beverages
7,300	Asahi Breweries Ltd.	136,868
1,100	Ito En Ltd. (a)	18,943
16,051	Kirin Holdings Co., Ltd.	215,609
4,000	Sapporo Holdings Ltd. (a)	17,721

		389,141

	Building Products
13,500	Asahi Glass Co., Ltd.	167,883

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

4,100	Daikin Industries Ltd.	$142,484
2,962	JS Group Corp.	64,667
6,500	Nippon Sheet Glass Co., Ltd.	16,828
6,500	TOTO Ltd.	46,309

		438,171

	Capital Markets
28,000	Daiwa Securities Group, Inc. (a)	137,831
4,400	Matsui Securities Co., Ltd. (a)	29,137
13,000	Mizuho Securities Co., Ltd.	34,115
19,050	Nomura Holdings, Inc.	115,512
186	SBI Holdings, Inc.	24,750

		341,345

	Chemicals
15,000	Asahi Kasei Corp.	102,172
3,000	Daicel Chemical Industries Ltd. (a)	21,784
8,546	Denki Kagaku Kogyo KK	41,559
2,408	JSR Corp. (a)	49,515
5,000	Kaneka Corp.	34,910
4,556	Kuraray Co., Ltd.	63,821
19,500	Mitsubishi Chemical Holdings Corp.	135,669
9,500	Mitsui Chemicals, Inc.	33,963
2,600	Nissan Chemical Industries Ltd.	32,034
2,400	Nitto Denko Corp.	119,327
6,097	Shin-Etsu Chemical Co., Ltd.	342,403
12,000	Showa Denko KK (a)	26,397
16,000	Sumitomo Chemical Co., Ltd.	83,147
13,608	Teijin Ltd.	65,354
14,000	Toray Industries, Inc.	92,657
11,000	Tosoh Corp. (a)	35,573

		1,280,285

	Commercial Banks
3,500	77 Bank Ltd. (The)	18,950
3,000	Bank of Kyoto Ltd. (The)	27,669
14,000	Bank of Yokohama Ltd. (The)	69,978
7,000	Chiba Bank Ltd. (The)	43,504
15,623	Chuo Mitsui Trust Holdings, Inc.	62,699
8,000	Fukuoka Financial Group, Inc.	34,233
17,000	Hokuhoku Financial Group, Inc.	34,339
8,000	Joyo Bank Ltd. (The)	35,238
73,260	Mitsubishi UFJ Financial Group, Inc. (g)	379,538
159,400	Mizuho Financial Group, Inc.	306,255
9,000	Nishi-Nippon City Bank Ltd. (The)	27,908
3,900	Resona Holdings, Inc. (a)	20,077
17,500	Shinsei Bank Ltd. (a)(b)	20,226
7,000	Shizuoka Bank Ltd. (The)	64,052
10,100	Sumitomo Mitsui Financial Group, Inc.	342,970
27,081	Sumitomo Trust & Banking Co., Ltd. (The)	163,040
1,000	Suruga Bank Ltd.	9,331

		1,660,007

	Commercial Services & Supplies
5,500	Dai Nippon Printing Co., Ltd.	75,026
2,485	Secom Co., Ltd.	116,982
6,000	Toppan Printing Co., Ltd.	54,425

		246,433

	Computers & Peripherals
35,000	Fujitsu Ltd.	217,524
29,500	NEC Corp.	83,567
2,000	Seiko Epson Corp.	33,110
33,026	Toshiba Corp.	194,858

		529,059

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Construction & Engineering
10,546	JGC Corp.	$258,488
16,000	Kajima Corp.	42,041
12,571	Obayashi Corp.	59,938
12,000	Shimizu Corp.	50,946
18,000	Taisei Corp. (a)	42,909

		454,322

	Consumer Finance
1,600	Credit Saison Co., Ltd.	27,318

	Containers & Packaging
2,517	Toyo Seikan Kaisha Ltd.	47,005

	Diversified Consumer Services
854	Benesse Holdings, Inc.	38,260

	Diversified Financial Services
290	ORIX Corp. (a)	28,551

	Diversified Telecommunication Services
1,900	Nippon Telegraph & Telephone Corp.	88,284

	Electric Utilities
2,500	Chubu Electric Power Co., Inc.	62,473
3,800	Kansai Electric Power Co., Inc. (The)	93,933
1,600	Kyushu Electric Power Co., Inc.	35,965
2,900	Tohoku Electric Power Co., Inc. (a)	64,458
4,600	Tokyo Electric Power Co., Inc. (The)	111,788

		368,617

	Electrical Equipment
10,500	Furukawa Electric Co., Ltd.	46,580
500	Mabuchi Motor Co., Ltd.	24,678
36,552	Mitsubishi Electric Corp.	402,370
1,204	Nidec Corp. (a)	113,221
7,400	Sumitomo Electric Industries Ltd.	107,198
800	Ushio, Inc.	16,179

		710,226

	Electronic Equipment, Instruments & Components
5,150	Citizen Holdings Co., Ltd.	33,244
8,600	FUJIFILM Holdings Corp.	312,443
500	Hirose Electric Co., Ltd.	53,925
38,000	Hitachi Ltd. (a)	210,562
4,800	Hoya Corp.	112,854
2,600	Ibiden Co., Ltd. (a)	87,620
947	Keyence Corp.	250,818
3,200	Kyocera Corp.	332,129
2,200	Murata Manufacturing Co., Ltd.	166,378
7,500	Nippon Electric Glass Co., Ltd.	112,534
3,004	Omron Corp.	77,102
1,552	TDK Corp.	101,623
3,450	Yokogawa Electric Corp.	27,848

		1,879,080

	Food & Staples Retailing
5,103	Aeon Co., Ltd. (a)	64,076
1,052	FamilyMart Co., Ltd.	39,210
903	Lawson, Inc.	45,024
11,800	Seven & I Holdings Co., Ltd.	304,869
3,400	UNY Co., Ltd. (a)	32,860

		486,039

	Food Products
7,000	Ajinomoto Co., Inc.	77,430
2,500	Kikkoman Corp.	27,005
700	MEIJI Holdings Co., Ltd.	31,654
2,000	Nippon Meat Packers, Inc.	26,399
3,500	Nisshin Seifun Group, Inc.	43,929

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

1,100	Nissin Foods Holdings Co., Ltd. (a)	$39,103
1,600	Yakult Honsha Co., Ltd. (a)	45,098
2,000	Yamazaki Baking Co., Ltd. (a)	23,811

		314,429

	Gas Utilities
8,000	Osaka Gas Co., Ltd. (a)	30,251
10,000	Tokyo Gas Co., Ltd.	43,586

		73,837

	Health Care Equipment & Supplies
2,400	Olympus Corp. (a)	67,140
2,950	Terumo Corp.	152,426

		219,566

	Hotels, Restaurants & Leisure
650	Oriental Land Co., Ltd.	59,845

	Household Durables
5,050	Casio Computer Co., Ltd. (a)	37,687
28,700	Panasonic Corp.	392,271
7,072	Sekisui Chemical Co., Ltd.	54,158
11,046	Sekisui House Ltd. (a)	107,364
7,500	Sharp Corp.	77,572
9,496	Sony Corp.	326,566

		995,618

	Household Products
2,800	Unicharm Corp. (a)	108,229

	Information Technology Services
700	Itochu Techno-Solutions Corp. (a)	24,345
2,250	Nomura Research Institute Ltd. (a)	48,985
18	NTT Data Corp. (a)	58,361
180	Obic Co., Ltd.	34,503

		166,194

	Insurance
4,200	MS&AD Insurance Group Holdings	99,680
9,000	NKSJ Holdings, Inc. (b)	61,274
2,350	T&D Holdings, Inc.	58,930
9,068	Tokio Marine Holdings, Inc.	269,708

		489,592

	Internet Software & Services
203	Yahoo! Japan Corp. (a)	76,449

	Leisure Equipment & Products
3,400	Nikon Corp.	78,560
1,950	Shimano, Inc. (a)	97,249
2,100	Yamaha Corp.	25,721

		201,530

	Machinery
4,553	Amada Co., Ltd.	39,579
3,350	Fanuc Ltd.	527,620
2,100	Hitachi Construction Machinery Co., Ltd.	49,319
16,530	IHI Corp.	37,389
15,500	Kawasaki Heavy Industries Ltd. (a)	55,033
18,200	Komatsu Ltd.	540,634
26,000	Kubota Corp.	265,501
1,400	Kurita Water Industries Ltd.	43,989
900	Makita Corp.	38,894
7,000	Minebea Co., Ltd.	41,422
37,550	Mitsubishi Heavy Industries Ltd. (a)	148,453
7,060	NGK Insulators Ltd. (a)	118,762
7,553	NSK Ltd.	72,146
8,051	NTN Corp.	43,738
1,205	SMC Corp.	203,452
7,000	Sumitomo Heavy Industries Ltd.	44,482

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

1,000	THK Co., Ltd.	$26,189

		2,296,602

	Marine
29,000	Kawasaki Kisen Kaisha Ltd.	121,260
10,000	Mitsui O.S.K. Lines Ltd.	65,039
13,015	Nippon Yusen KK	56,827

		243,126

	Media
9	Fuji Media Holdings, Inc.	13,952
1,550	Toho Co., Ltd.	25,567

		39,519

	Metals & Mining
7,595	Dowa Holdings Co., Ltd.	53,241
3,700	JFE Holdings, Inc.	119,378
25,000	Kobe Steel Ltd.	61,103
21,000	Mitsubishi Materials Corp. (a)(b)	64,917
15,604	Mitsui Mining & Smelting Co., Ltd.	54,983
80,108	Nippon Steel Corp.	272,755
64,000	Sumitomo Metal Industries Ltd. (a)	149,414
15,500	Sumitomo Metal Mining Co., Ltd.	256,557

		1,032,348

	Multi-Line Retail
4,687	Isetan Mitsukoshi Holdings Ltd.	52,496
6,500	J. Front Retailing Co., Ltd.	33,606
5,907	Marui Group Co., Ltd.	49,832
3,540	Takashimaya Co., Ltd. (a)	29,099

		165,033

	Office Electronics
16,004	Canon, Inc.	782,877
7,030	Konica Minolta Holdings, Inc.	67,638
11,432	Ricoh Co., Ltd.	162,432

		1,012,947

	Oil, Gas & Consumable Fuels
22	INPEX Corp.	143,467
24,400	JX Holdings, Inc.	167,201
3,400	Showa Shell Sekiyu KK	29,404
4,000	TonenGeneral Sekiyu KK (a)	45,038

		385,110

	Paper & Forest Products
1,400	Nippon Paper Group, Inc. (a)	36,534
16,000	OJI Paper Co., Ltd. (a)	74,856

		111,390

	Personal Products
6,200	Kao Corp.	161,761
6,500	Shiseido Co., Ltd. (a)	130,615

		292,376

	Pharmaceuticals
4,500	Astellas Pharma, Inc. (a)	171,604
2,406	Chugai Pharmaceutical Co., Ltd.	44,231
10,900	Daiichi Sankyo Co., Ltd.	236,399
2,203	Eisai Co., Ltd. (a)	76,226
3,032	Kyowa Hakko Kirin Co., Ltd.	30,907
2,981	Shionogi & Co., Ltd.	54,684
2,959	Taisho Pharmaceutical Co., Ltd.	65,346
9,100	Takeda Pharmaceutical Co., Ltd.	437,548

		1,116,945

	Real Estate Investment Trusts (REITs)
7	Japan Real Estate Investment Corp.	70,205
24	Japan Retail Fund Investment Corp.	44,021

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

8	Nippon Building Fund, Inc.	$83,955

		198,181

	Real Estate Management & Development
1,200	Aeon Mall Co., Ltd.	31,590
1,256	Daito Trust Construction Co., Ltd.	87,879
7,000	Daiwa House Industry Co., Ltd.	85,192
17,000	Mitsubishi Estate Co., Ltd.	320,350
12,500	Mitsui Fudosan Co., Ltd.	253,406
6,500	Sumitomo Realty & Development Co., Ltd.	158,744
9,000	Tokyu Land Corp.	46,062

		983,223

	Road & Rail
13	Central Japan Railway Co.	109,674
3,400	East Japan Railway Co.	224,308
6,000	Keikyu Corp.	51,401
3,000	Keio Corp.	20,126
15,550	Kintetsu Corp. (a)	48,048
11,500	Nippon Express Co., Ltd.	48,381
8,500	Tobu Railway Co., Ltd. (a)	46,931
12,000	Tokyu Corp.	54,341
9	West Japan Railway Co.	34,308

		637,518

	Semiconductors & Semiconductor Equipment
2,450	Advantest Corp. (a)	49,961
1,605	Rohm Co., Ltd.	104,010
3,100	Tokyo Electron Ltd.	201,443

		355,414

	Software
1,700	Konami Corp. (a)	33,942
1,408	Nintendo Co., Ltd. (a)	380,059
750	Oracle Corp. Japan	34,342
1,600	Trend Micro, Inc.	48,152

		496,495

	Specialty Retail
1,500	Fast Retailing Co., Ltd.	218,307
300	Shimamura Co., Ltd.	26,836
620	USS Co., Ltd.	49,818
1,160	Yamada Denki Co., Ltd.	78,591

		373,552

	Textiles, Apparel & Luxury Goods
2,571	Nisshinbo Holdings, Inc.	28,408

	Tobacco
78	Japan Tobacco, Inc.	292,492

	Trading Companies & Distributors
17,251	ITOCHU Corp.	187,007
34,550	Marubeni Corp.	259,086
21,400	Mitsubishi Corp.	594,305
18,200	Mitsui & Co., Ltd.	305,253
11,000	Sumitomo Corp.	157,851

		1,503,502

	Transportation Infrastructure
2,000	Mitsubishi Logistics Corp. (a)	26,594

	Wireless Telecommunication Services
30	NTT DoCoMo, Inc.	53,508
12,200	Softbank Corp.	418,860

		472,368

	Total Japan	26,735,674

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Luxembourg (0.4%)
	Metals & Mining
477	APERAM (a)(b)	$19,558
9,539	ArcelorMittal (a)	348,721

		368,279

	Personal Products
2,905	Oriflame Cosmetics SA (SDR) (a)	140,072

	Total Luxembourg	508,351

	Netherlands (2.7%)
	Aerospace & Defense
2,311	European Aeronautic Defence and Space Co., N.V. (b)	66,574

	Air Freight & Logistics
8,488	TNT N.V.	230,346

	Beverages
3,824	Heineken N.V.	192,458

	Chemicals
3,013	Akzo Nobel N.V.	188,349
1,989	Koninklijke DSM N.V.	117,713

		306,062

	Diversified Financial Services
12,404	ING Groep N.V. (Share Certificates) (b)	141,248

	Diversified Telecommunication Services
22,293	Koninklijke KPN N.V.	351,852

	Energy Equipment & Services
1,140	Fugro N.V. (Share Certificates)	91,824
2,621	SBM Offshore N.V.	62,435

		154,259

	Food & Staples Retailing
18,160	Koninklijke Ahold N.V.	246,034

	Food Products
21,786	Unilever N.V. (Share Certificates)	644,236

	Industrial Conglomerates
17,999	Koninklijke Philips Electronics N.V.	560,426

	Insurance
19,179	Aegon N.V. (b)	141,906

	Media
8,407	Reed Elsevier N.V.	109,442
5,723	Wolters Kluwer N.V.	131,080

		240,522

	Professional Services
395	Randstad Holding N.V. (b)	21,576

	Real Estate Investment Trusts (REITs)
769	Corio N.V.	50,129

	Semiconductors & Semiconductor Equipment
5,597	ASML Holding N.V.	234,699
6,988	STMicroelectronics N.V.	84,498

		319,197

	Total Netherlands	3,666,825

	Norway (2.1%)
	Chemicals
21,469	Yara International ASA	1,212,639

	Commercial Bank
23,975	DnB NOR ASA	330,007

	Diversified Telecommunication Services
35,096	Telenor ASA	541,866

	Industrial Conglomerates
18,179	Orkla ASA	163,610

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Metals & Mining
21,841	Norsk Hydro ASA	$164,528

	Oil, Gas & Consumable Fuels
17,657	Statoil ASA	428,422

	Semiconductors & Semiconductor Equipment
2,800	Renewable Energy Corp. ASA (a)(b)	8,961

	Total Norway	2,850,033

	Poland (1.0%)
	Commercial Banks
8,177	Bank Handlowy w Warszawie SA	271,451
750	Bank Pekao SA	44,666
5,133	Bank Zachodni WBK SA	390,929
57,542	Getin Holding SA (b)	249,849
3,829	Powszechna Kasa Oszczednosci Bank Polski SA	54,837

		1,011,732

	Construction & Engineering
1,618	PBG SA	115,036

	Diversified Telecommunication Services
4,223	Telekomunikacja Polska SA	24,767

	Metals & Mining
829	KGHM Polska Miedz SA	48,483

	Oil, Gas & Consumable Fuels
2,096	Polski Koncern Naftowy Orlen (b)	34,797
122,670	Polskie Gornictwo Naftowe I Gazownictwo SA	155,568

		190,365

	Real Estate Management & Development
925	Globe Trade Centre SA (b)	6,763

	Software
512	Asseco Poland SA	9,446

	Total Poland	1,406,592

	Russia (1.9%)
	Commercial Bank
32,411	VTB Bank OJSC (Registered GDR)	231,862

	Gold Mining
3,023	Polyus Gold Co. (ADR) (a)	101,620

	Metals & Mining
14,639	MMC Norilsk Nickel OJSC (ADR) (a)	372,811

	Oil, Gas & Consumable Fuels
28,550	Gazprom OAO (ADR) (a)	758,353
5,800	LUKOIL OAO (ADR) (a)	356,117
951	NovaTek OAO (Registered GDR)	107,718
18,900	Rosneft Oil Co. (Registered GDR)	162,183
18,200	Surgutneftegas OJSC (ADR)	202,078
5,009	Tatneft (ADR)	178,203

		1,764,652

	Wireless Telecommunication Services
5,750	Mobile Telesystems OJSC (ADR)	109,883

	Total Russia	2,580,828

	Singapore (1.5%)
	Aerospace & Defense
16,000	Singapore Technologies Engineering Ltd.	40,626

	Airlines
9,276	Singapore Airlines Ltd.	107,470

	Commercial Banks
24,413	DBS Group Holdings Ltd.	287,440
45,093	Oversea-Chinese Banking Corp., Ltd.	348,322
21,508	United Overseas Bank Ltd.	333,674

		969,436

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Distributors
31	Jardine Cycle & Carriage Ltd.	$827

	Diversified Financial Services
7,490	Singapore Exchange Ltd. (a)	49,587

	Diversified Telecommunication Services
94,630	Singapore Telecommunications Ltd.	230,246

	Food & Staples Retailing
7,000	Olam International Ltd. (a)	16,773

	Food Products
13,000	Wilmar International Ltd. (a)	53,695

	Industrial Conglomerates
13,000	Fraser and Neave Ltd.	64,555
17,000	Keppel Corp., Ltd.	156,298
12,511	SembCorp Industries Ltd.	50,494

		271,347

	Machinery
11,400	SembCorp Marine Ltd. (a)	48,350

	Media
11,350	Singapore Press Holdings Ltd. (a)	35,225

	Real Estate Investment Trusts (REITs)
18,000	Ascendas Real Estate Investment Trust	29,520
26,704	CapitaMall Trust	39,780

		69,300

	Real Estate Management & Development
30,000	CapitaLand Ltd.	84,468
6,462	City Developments Ltd. (a)	57,664

		142,132

	Road & Rail
19,089	ComfortDelgro Corp., Ltd.	23,608

	Total Singapore	2,058,622

	South Korea (0.7%)
	Auto Components
117	Hyundai Mobis	26,943

	Automobiles
280	Hyundai Motor Co.	44,692
420	Kia Motors Corp.	20,498

		65,190

	Capital Markets
360	Daewoo Securities Co., Ltd.	8,478
142	Samsung Securities Co., Ltd.	11,243

		19,721

	Chemicals
142	Cheil Industries, Inc.	15,116
88	LG Chem Ltd.	33,064
35	OCI Co., Ltd.	11,905

		60,085

	Commercial Banks
380	Hana Financial Group, Inc.	15,083
610	Industrial Bank of Korea (b)	9,267
710	KB Financial Group, Inc.	36,609
1,020	Korea Exchange Bank	9,592
790	Shinhan Financial Group Co., Ltd.	35,063
470	Woori Finance Holdings Co., Ltd. (b)	5,988

		111,602

	Construction & Engineering
190	Doosan Heavy Industries and Construction Co., Ltd.	13,321
123	GS Engineering & Construction Corp.	13,088
150	Hyundai Engineering & Construction Co., Ltd. (b)	11,693

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

70	Samsung Engineering Co., Ltd.	$12,378

		50,480

	Diversified Telecommunication Services
420	KT Corp.	15,653

	Electric Utilities
510	Korea Electric Power Corp. (b)	12,936

	Electronic Equipment, Instruments & Components
450	LG Display Co., Ltd.	15,286
115	Samsung Electro-Mechanics Co., Ltd.	13,414
72	Samsung SDI Co., Ltd.	10,068

		38,768

	Food & Staples Retailing
32	Shinsegae Co., Ltd.	16,433

	Household Durables
182	LG Electronics, Inc.	18,957

	Industrial Conglomerates
339	LG Corp.	25,691
77	Samsung Techwin Co., Ltd.	6,459

		32,150

	Insurance
75	Samsung Fire & Marine Insurance Co., Ltd.	15,511

	Internet Software & Services
83	NHN Corp. (b)	14,807

	Machinery
84	Hyundai Heavy Industries Co., Ltd.	36,576
450	Samsung Heavy Industries Co., Ltd.	17,045

		53,621

	Metals & Mining
149	Hyundai Steel Co. (b)	18,409
118	POSCO	47,977

		66,386

	Multi-Line Retail
26	Lotte Shopping Co., Ltd.	10,471

	Oil, Gas & Consumable Fuels
140	S-Oil Corp.	13,916
126	SK Innovation Co., Ltd.	23,359

		37,275

	Semiconductors & Semiconductor Equipment
900	Hynix Semiconductor, Inc. (b)	23,743
164	Samsung Electronics Co., Ltd.	144,106

		167,849

	Tobacco
221	KT&G Corp.	11,616

	Trading Companies & Distributors
290	Samsung C&T Corp.	18,391

	Wireless Telecommunication Services
98	SK Telecom Co., Ltd.	14,363

	Total South Korea	879,208

	Spain (0.9%)
	Airlines
15,370	International Consolidated Airlines Group SA (a)(b)	63,059

	Commercial Banks
26,869	Banco Bilbao Vizcaya Argentaria SA	329,840
51,634	Banco Santander SA	632,638

		962,478

	Diversified Telecommunication Services
5,316	Telefonica SA	133,850

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Oil, Gas & Consumable Fuels
1,536	Repsol YPF SA	$48,446

	Total Spain	1,207,833

	Sweden (3.4%)
	Building Products
5,095	Assa Abloy AB (B Shares)	138,561

	Commercial Banks
30,198	Nordea Bank AB	366,261
8,936	Svenska Handelsbanken AB (Class A)	304,219

		670,480

	Commercial Services & Supplies
1,600	Securitas AB (Class B)	19,299

	Communications Equipment
52,416	Telefonaktiebolaget LM Ericsson (Class B)	646,950

	Construction & Engineering
12,005	Skanska AB (Class B)	243,449

	Diversified Financial Services
7,116	Investor AB (Class B)	164,498

	Diversified Telecommunication Services
2,733	Tele2 AB (Class B)	60,549
28,889	TeliaSonera AB	238,275

		298,824

	Health Care Equipment & Supplies
4,160	Getinge AB (Class B)	100,958

	Household Durables
3,913	Electrolux AB (Series B)	111,309
3,913	Husqvarna AB (Class B)	32,537

		143,846

	Machinery
4,227	Alfa Laval AB	90,241
10,783	Atlas Copco AB (Class A)	258,920
6,834	Atlas Copco AB (Class B)	148,831
14,203	Sandvik AB	278,992
4,543	SKF AB (Class B)	130,253
9,569	Volvo AB (Class A) (b)	164,923
14,283	Volvo AB (Class B) (b)	248,591

		1,320,751

	Metals & Mining
3,673	SSAB AB (Class A)	60,334

	Oil, Gas & Consumable Fuels
3,306	Lundin Petroleum AB (b)	41,417

	Paper & Forest Products
1,250	Holmen AB (Class B)	47,417
11,597	Svenska Cellulosa AB (Class B)	202,249

		249,666

	Specialty Retail
12,916	Hennes & Mauritz AB (Class B)	423,999

	Tobacco
4,193	Swedish Match AB	120,676

	Total Sweden	4,643,708

	Switzerland (8.7%)
	Building Products
668	Geberit AG (Registered Shares)	140,920

	Capital Markets
9,323	Credit Suisse Group AG (Registered Shares)	416,790
2,509	GAM Holding Ltd. (b)	44,914
2,509	Julius Baer Group Ltd.	113,534

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

25,594	UBS AG (Registered Shares) (b)	$458,965

		1,034,203

	Chemicals
110	Givaudan SA	108,879
3,600	Syngenta AG (Registered Shares)	1,160,856

		1,269,735

	Computers & Peripherals
3,420	Logitech International SA (Registered Shares) (a)(b)	64,066

	Construction Materials
3,563	Holcim Ltd.	249,706

	Diversified Financial Services
71	Pargesa Holding SA	6,257

	Diversified Telecommunication Services
336	Swisscom AG (Registered Shares)	148,431

	Electrical Equipment
46,304	ABB Ltd. (Registered Shares) (b)	1,092,360

	Food Products
60,698	Nestle SA (Registered Shares)	3,281,072

	Health Care Equipment & Supplies
178	Straumann Holding AG (Registered Shares)	43,540

	Insurance
574	Baloise-Holding AG (Registered Shares)	59,038
344	Swiss Life Holding AG (Registered Shares) (b)	54,913
4,668	Swiss Reinsurance Co., Ltd. (Registered Shares)	266,757
1,422	Zurich Financial Services AG	388,472

		769,180

	Life Sciences Tools & Services
495	Lonza Group AG (Registered Shares)	39,088

	Machinery
891	Schindler Holding AG	99,543

	Pharmaceuticals
25,983	Novartis AG (Registered Shares)	1,448,853
7,819	Roche Holding AG	1,188,948

		2,637,801

	Professional Services
238	Adecco SA (Registered Shares)	15,408
27	SGS SA (Registered Shares)	43,958

		59,366

	Textiles, Apparel & Luxury Goods
11,023	Compagnie Financiere Richemont SA	598,904
990	Swatch Group AG (The)	398,036
917	Swatch Group AG (The) (Registered Shares)	66,208

		1,063,148

	Total Switzerland	11,998,416

	Turkey (0.1%)
	Beverages
4,049	Anadolu Efes Biracilik Ve Malt Sanayii	50,099

	Diversified Telecommunication Services
8,847	Turk Telekomunikasyon	36,337

	Industrial Conglomerates
4,411	Enka Insaat ve Sanayi	16,667

	Oil, Gas & Consumable Fuels
999	Tupras Turkiye Petrol Rafine	25,886

	Wireless Telecommunication Services
6,074	Turkcell Iletisim Hizmet	37,285

	Total Turkey	166,274

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	United Kingdom (19.6%)
	Aerospace & Defense
40,716	BAE Systems PLC	$222,939
17,245	Cobham PLC	57,989
24,045	Rolls-Royce Group PLC (b)	245,799

		526,727

	Beverages
40,020	Diageo PLC	769,205
8,594	SABMiller PLC	278,001

		1,047,206

	Capital Markets
5,781	3i Group PLC	28,693
2,531	Investec PLC	19,392
18,613	Man Group PLC	87,644
1,905	Schroders PLC	54,987

		190,716

	Chemicals
2,725	Johnson Matthey PLC	84,231

	Commercial Banks
75,756	Barclays PLC	356,221
246,319	HSBC Holdings PLC	2,687,522
103,173	Lloyds Banking Group PLC (b)	104,407
202,616	Royal Bank of Scotland Group PLC (b)	135,106
29,878	Standard Chartered PLC	778,873

		4,062,129

	Commercial Services & Supplies
11,473	Aggreko PLC	263,809
4,556	G4S PLC	19,613
1,852	Serco Group PLC	16,341

		299,763

	Construction & Engineering
19,666	Balfour Beatty PLC	105,894

	Containers & Packaging
10,347	Rexam PLC	56,575

	Diversified Telecommunication Services
113,617	BT Group PLC	320,375

	Electric Utilities
15,845	Scottish & Southern Energy PLC	294,068

	Energy Equipment & Services
5,372	AMEC PLC	103,207
3,338	Petrofac Ltd.	83,844

		187,051

	Food & Staples Retailing
14,155	J Sainsbury PLC	86,550
76,653	Tesco PLC	494,614

		581,164

	Food Products
16,405	Unilever PLC	477,052

	Health Care Equipment & Supplies
19,595	Smith & Nephew PLC	219,676

	Hotels, Restaurants & Leisure
2,554	Carnival PLC	116,537
27,263	Compass Group PLC	242,445
87,000	Genting Singapore PLC (b)	138,438
5,304	Intercontinental Hotels Group PLC	111,656
3,128	Whitbread PLC	86,890

		695,966

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Household Products
7,696	Reckitt Benckiser Group PLC	$418,322

	Independent Power Producers & Energy Traders
4,314	International Power PLC	29,208

	Industrial Conglomerates
4,892	Smiths Group PLC	106,674

	Insurance
1,795	Admiral Group PLC	47,264
23,403	Aviva PLC	167,085
60,074	Legal & General Group PLC	106,810
50,244	Old Mutual PLC	100,981
22,563	Prudential PLC	244,419
36,359	RSA Insurance Group PLC	79,193
20,415	Standard Life PLC	75,132

		820,884

	Internet & Catalog Retail
10,876	Home Retail Group PLC	37,628

	Machinery
12,823	Charter International PLC	165,870
8,617	Invensys PLC	46,351

		212,221

	Media
26,289	British Sky Broadcasting Group PLC	317,884
12,893	Pearson PLC	211,590
17,639	Reed Elsevier PLC	156,256
51,598	WPP PLC	638,933

		1,324,663

	Metals & Mining
14,554	Anglo American PLC	712,991
24,920	BHP Billiton PLC	955,284
2,123	Randgold Resources Ltd.	161,869
17,285	Rio Tinto PLC	1,193,394
15,998	Xstrata PLC	354,244

		3,377,782

	Multi-Utilities
31,040	Centrica PLC	159,001
36,695	National Grid PLC	326,883
1,972	United Utilities Group PLC	17,204

		503,088

	Multi-Line Retail
16,502	Marks & Spencer Group PLC	94,201
3,022	Next PLC	95,753

		189,954

	Oil, Gas & Consumable Fuels
43,748	BG Group PLC	984,719
163,520	BP PLC	1,271,059
48,232	Royal Dutch Shell PLC (Class A)	1,702,939
35,621	Royal Dutch Shell PLC (Class B)	1,237,984

		5,196,701

	Pharmaceuticals
13,987	AstraZeneca PLC	679,299
52,871	GlaxoSmithKline PLC	956,277

		1,635,576

	Professional Services
1,773	Capita Group PLC (The)	19,278
9,521	Experian PLC	118,144

		137,422

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Real Estate Investment Trusts (REITs)
10,194	British Land Co., PLC	$84,728
6,556	Capital Shopping Centres Group PLC	38,597
8,687	Hammerson PLC	59,701
8,974	Land Securities Group PLC	97,024
8,784	Segro PLC	42,007

		322,057

	Road & Rail
9,040	Firstgroup PLC	54,137

	Software
22,256	Sage Group PLC (The)	105,111

	Specialty Retail
16,731	Kingfisher PLC	67,494

	Textiles, Apparel & Luxury Goods
5,310	Burberry Group PLC	91,316

	Tobacco
20,332	British American Tobacco PLC	750,461
8,123	Imperial Tobacco Group PLC	232,110

		982,571

	Trading Companies & Distributors
5,689	Bunzl PLC	69,272
1,011	Wolseley PLC (b)	35,236

		104,508

	Water Utilities
5,312	Severn Trent PLC	116,443

	Wireless Telecommunication Services
704,819	Vodafone Group PLC	1,980,944

	Total United Kingdom	26,963,297

	United States (0.1%)
	Health Care Equipment & Supplies
1,207	Synthes, Inc.	159,216

	Total Common Stocks (Cost $106,229,819)	124,038,679

	Preferred Stocks (0.2%)
	Brazil (0.0%)
	Commercial Bank
1	Banco Bradesco SA	18

	Germany (0.2%)
	Automobiles
1,380	Porsche Automobil Holding SE	128,061
1,041	Volkswagen AG	168,074

		296,135

	Household Products
513	Henkel AG & Co. KGaA	31,281

	Multi-Utilities
186	RWE AG	12,863

	Total Germany	340,279

	South Korea (0.0%)
	Semiconductors & Semiconductor Equipment
36	Samsung Electronics Co., Ltd.	21,323

	Total Preferred Stocks (Cost $236,482)	361,620

NUMBER OF
RIGHTS
Rights (0.0%)
Bermuda (0.0%)
Hotels, Restaurants & Leisure
726	Shangri-La Asia Ltd. (b)	72

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
RIGHTS
	Brazil (0.0%)
	Electric Utilities
830	Centrais Eletricas Brasileiras SA (b)		$40

	Spain (0.0%)
	Commercial Bank
47,703	Banco Santander SA (a)(b)		9,013

	Total Rights (Cost $0)		9,125

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (0.0%)
	Hong Kong (0.0%)
	Real Estate Management & Development
2,000	Henderson Land Development Co., Ltd. (b)	06/01/11	426

	Italy (0.0%)
	Capital Markets
777	Mediobanca SpA (b)	03/18/11	2

	Total Warrants (Cost $0)		428

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (11.5%)
	Securities Held as Collateral on Loaned Securities (6.5%)
	Repurchase Agreements (1.2%)
$1,573	Barclays Capital, Inc. (0.21%, dated 01/31/11, due 02/01/11; proceeds $1,573,462; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 1.00% - 3.00% due 09/30/11 - 09/30/16; valued at $1,604,923)	1,573,453
107	Merrill Lynch & Co., Inc. (0.23%, dated 01/31/11, due 02/01/11; proceeds $107,226; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.23% due 11/20/60; valued at $109,370)	107,226

	Total Repurchase Agreements (Cost $1,680,679)	1,680,679

NUMBER OF
SHARES (000)
	Investment Company (5.3%)
7,217	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (Cost $7,217,239) (h)		7,217,239

	Total Securities Held as Collateral on Loaned Securities (Cost $8,897,918)		8,897,918

	Investment Company (5.0%)
6,910	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (Cost $6,909,650) (h)		6,909,650

	Total Short-Term Investments (Cost $15,807,568)		15,807,568

	Total Investments (Cost $122,273,869) (i)(j)(k)	101.9%	140,217,420

	Liabilities in Excess of Other Assets	(1.9)	(2,673,751)

	Net Assets	100.0%	$137,543,669

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

PPS	Price Protected Share.

SDR	Swedish Depositary Receipt.

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

(a)	The value of loaned securities and related collateral outstanding at January 31, 2011 were $8,561,120 and $8,953,600, respectively. The Fund received cash collateral of $8,898,102, of which 8,897,918 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of January 31, 2011, there was uninvested cash of $184. The remaining collateral of $55,498 was received in the form of a common stock and U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.

(c)	Comprised of securities in separate entities that are traded as a single stapled security.

(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(e)	Security trades on the Hong Kong exchange.

(f)	At January 31, 2011, the Fund held fair valued securities valued at $239,529, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)	For the three months ended January 31, 2011, the proceeds from sales of Mitsubishi UFJ Financial Group, Inc. common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $28,346, including net realized losses of $30,379.

(h)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(i)	The market value and percentage of net assets, $120,946,086 and 87.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(j)	Securities have been designated as collateral in connection with open futures and foreign currency exchange contracts.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at January 31, 2011:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

State Street Bank and Trust Co.		$1,819	HKD	14,157	02/07/2011	$(4)
Bank of New York Mellon Corp.	GBP	249,906		$400,200	02/17/2011	(64)
Bank of New York Mellon Corp.	GBP	400,278		$638,684	02/17/2011	(2,424)
Bank of New York Mellon Corp.	HKD	26,390,194		$3,395,504	02/17/2011	10,004
Bank of New York Mellon Corp.		$194,229	EUR	145,382	02/17/2011	4,775
Bank of New York Mellon Corp.		$3,999,682	GBP	2,502,382	02/17/2011	8,275
Bank of New York Mellon Corp.		$4,583,745	JPY	378,942,821	02/17/2011	33,425
CSFB Europe		$1,924,075	EUR	1,440,230	02/17/2011	47,362
Goldman Sachs & Co.	GBP	807,723		$1,290,999	02/17/2011	(2,695)
Goldman Sachs & Co.		$1,390,207	AUD	1,399,148	02/17/2011	1,338
J.P Morgan Chase Bank N.A. New York		$3,027,320	EUR	2,266,060	02/17/2011	74,542
Royal Bank of Scotland	JPY	150,832,487		$1,824,447	02/17/2011	(13,348)
State Street Bank and Trust Co.	JPY	13,166,339		$159,181	02/17/2011	(1,242)
UBS AG — London	GBP	689,094		$1,101,398	02/17/2011	(2,295)
UBS AG — London	JPY	145,965,627		$1,765,514	02/17/2011	(12,982)
UBS AG — London	JPY	383,753,949		$4,651,281	02/17/2011	(24,510)
UBS AG — London		$1,904,816	EUR	1,425,889	02/17/2011	46,990
UBS AG — London		$4,440,407	EUR	3,302,768	02/17/2011	80,538
UBS Financial Services Inc.	GBP	190,334		$302,844	02/17/2011	(2,005)

	Net Unrealized Appreciation					$245,680

Currency Abbreviations:

AUD	Australian Dollar.

EUR	Euro.

GBP	British Pound.

HKD	Hong Kong Dollar.

JPY	Japanese Yen.

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued
Futures Contracts Open at January 31, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

25	Long	DAX Index, March 2011	$6,072,182	$77,543
8	Long	H-SHARES Index, February 2011	642,789	(7,176)
3	Long	MSCI Singapore Index, February 2011	176,346	38

		Net Unrealized Appreciation		$70,405

Morgan Stanley International Fund
Summary of Investments ▪ January 31, 2011 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Commercial Banks	$14,159,549	10.8%
Metals & Mining	11,794,547	9.0
Oil, Gas & Consumable Fuels	10,731,273	8.2
Pharmaceuticals	7,402,119	5.6
Investment Company	6,909,650	5.3
Chemicals	6,011,212	4.6
Food Products	5,376,565	4.1
Machinery	4,581,285	3.5
Automobiles	4,116,881	3.1
Insurance	3,705,276	2.8
Industrial Conglomerates	3,658,327	2.8
Diversified Telecommunication Services	2,923,380	2.2
Real Estate Management & Development	2,903,673	2.2
Electrical Equipment	2,733,971	2.1
Wireless Telecommunication Services	2,663,003	2.0
Beverages	2,145,519	1.6
Food & Staples Retailing	2,091,146	1.6
Capital Markets	2,031,478	1.5
Media	2,029,933	1.5
Electronic Equipment, Instruments & Components	1,917,848	1.5
Trading Companies & Distributors	1,677,399	1.3
Electric Utilities	1,667,733	1.3
Textiles, Apparel & Luxury Goods	1,645,543	1.3
Construction & Engineering	1,563,991	1.2
Tobacco	1,407,355	1.1
Communications Equipment	1,309,606	1.0
Energy Equipment & Services	1,306,271	1.0
Software	1,203,783	0.9
Household Durables	1,158,421	0.9
Multi-Utilities	1,133,335	0.9
Real Estate Investment Trusts (REITs)	1,116,160	0.8
Auto Components	1,100,265	0.8
Office Electronics	1,045,526	0.8
Specialty Retail	962,868	0.7
Road & Rail	948,831	0.7
Hotels, Restaurants & Leisure	945,665	0.7
Diversified Financial Services	905,677	0.7
Semiconductors & Semiconductor Equipment	872,744	0.7
Building Products	853,447	0.6
Health Care Equipment & Supplies	849,075	0.6
Aerospace & Defense	713,906	0.5
Commercial Services & Supplies	646,639	0.5
Paper & Forest Products	611,147	0.5
Computers & Peripherals	593,125	0.5
Construction Materials	559,807	0.4
Household Products	557,832	0.4
Multi-Line Retail	508,929	0.4
Personal Products	500,764	0.4
Marine	476,336	0.4
Air Freight & Logistics	362,208	0.3
Information Technology Services	260,079	0.2
Containers & Packaging	244,144	0.2
Airlines	238,576	0.2
Professional Services	218,364	0.2

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Gas Utilities	$218,001		0.2%
Leisure Equipment & Products	201,530		0.2
Distributors	164,950		0.1
Health Care Providers & Services	125,233		0.1
Water Utilities	116,443		0.1
Gold Mining	101,620		0.1
Internet Software & Services	91,256		0.1
Transportation Infrastructure	40,641		0.0
Life Sciences Tools & Services	39,088		0.0
Diversified Consumer Services	38,260		0.0
Internet & Catalog Retail	37,628		0.0
Biotechnology	35,438		0.0
Independent Power Producers & Energy Traders	29,910		0.0
Consumer Finance	27,318		0.0

	$131,319,502	+^	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

^	Does not include open long futures contracts with an underlying face amount of $6,891,317 with net unrealized appreciation of $70,405 and open foreign currency exchange contracts with net unrealized appreciation of $245,680.

Morgan Stanley International Fund
Notes to the Portfolio of Investments ▪ January 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$713,906	—	$713,906	—
Air Freight & Logistics	362,208	—	362,208	—
Airlines	238,576	—	238,576	—
Auto Components	1,100,265	—	1,100,265	—
Automobiles	3,820,746	—	3,820,746	—
Beverages	2,145,519	$15	2,145,504	—
Biotechnology	35,438	—	35,438	—
Building Products	853,447	—	853,447	—
Capital Markets	2,031,476	—	2,013,317	$18,159
Chemicals	6,011,212	—	6,011,212	—
Commercial Banks	14,150,518	415,748	13,673,478	61,292
Commercial Services & Supplies	646,639	—	646,639	—
Communications Equipment	1,309,606	—	1,309,606	—
Computers & Peripherals	593,125	—	593,125	—
Construction & Engineering	1,563,991	—	1,501,083	62,908
Construction Materials	559,807	—	559,807	—
Consumer Finance	27,318	—	27,318	—
Containers & Packaging	244,144	—	244,144	—
Distributors	164,950	—	164,950	—
Diversified Consumer Services	38,260	—	38,260	—
Diversified Financial Services	905,677	—	905,677	—
Diversified Telecommunication Services	2,923,380	—	2,905,916	17,464
Electric Utilities	1,667,693	—	1,667,693	—
Electrical Equipment	2,733,971	—	2,725,248	8,723
Electronic Equipment, Instruments & Components	1,917,848	—	1,917,848	—
Energy Equipment & Services	1,306,271	—	1,306,271	—
Food & Staples Retailing	2,091,146	—	2,091,146	—
Food Products	5,376,565	289,226	5,087,339	—
Gas Utilities	218,001	—	218,001	—
Gold Mining	101,620	101,620	—	—
Health Care Equipment & Supplies	849,075	—	849,075	—
Health Care Providers & Services	125,233	—	125,233	—
Hotels, Restaurants & Leisure	945,593	—	945,593	—
Household Durables	1,158,421	—	1,158,421	—
Household Products	526,551	—	526,551	—
Independent Power Producers & Energy Traders	29,910	—	29,910	—
Industrial Conglomerates	3,658,327	—	3,658,327	—
Information Technology Services	260,079	—	260,079	—
Insurance	3,705,276	—	3,705,276	—
Internet & Catalog Retail	37,628	—	37,628	—
Internet Software & Services	91,256	—	91,256	—
Leisure Equipment & Products	201,530	—	201,530	—
Life Sciences Tools & Services	39,088	—	39,088	—
Machinery	4,581,285	33,037	4,548,248	—
Marine	476,336	—	476,336	—
Media	2,029,933	—	2,029,933	—
Metals & Mining	11,794,547	392,369	11,390,674	11,504

Morgan Stanley International Fund
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Multi-Utilities	1,120,472	—	1,120,472	—
Multi-Line Retail	508,929	—	508,929	—
Office Electronics	1,045,526	—	1,045,526	—
Oil, Gas & Consumable Fuels	10,731,273	1,764,652	8,966,621	—
Paper & Forest Products	611,147	—	611,147	—
Personal Products	500,764	—	500,764	—
Pharmaceuticals	7,402,119	—	7,402,119	—
Professional Services	218,364	—	218,364	—
Real Estate Investment Trusts (REITs)	1,116,160	—	1,116,160	—
Real Estate Management & Development	2,903,247	—	2,891,928	11,319
Road & Rail	948,831	108,116	840,715	—
Semiconductors & Semiconductor Equipment	851,421	—	851,421	—
Software	1,203,783	—	1,203,783	—
Specialty Retail	962,868	—	962,868	—
Textiles, Apparel & Luxury Goods	1,645,543	—	1,645,543	—
Tobacco	1,407,355	—	1,407,355	—
Trading Companies & Distributors	1,677,399	—	1,677,399	—
Transportation Infrastructure	40,641	—	40,641	—
Water Utilities	116,443	—	116,443	—
Wireless Telecommunication Services	2,663,003	109,883	2,504,960	48,160

Total Common Stocks	124,038,679	3,214,666	120,584,484	239,529

Preferred Stocks	361,620	18	361,602	—
Rights	9,125	9,125	—	—
Warrants	428	428	—	—
Short-Term Investments
Repurchase Agreements	1,680,679	—	1,680,679	—
Investment Company	14,126,889	14,126,889	—	—

Total Short-Term Investments	15,807,568	14,126,889	1,680,679	—

Foreign Currency Exchange Contracts	307,249	—	307,249	—
Futures	77,581	77,581	—	—

Total	$140,602,250	$17,428,707	$122,934,014	$239,529

Liabilities:
Foreign Currency Exchange Contracts	$(61,569)	—	$(61,569)	—
Futures	(7,176)	$(7,176)	—	—

Total	$(68,745)	$(7,176)	$(61,569)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of January 31, 2011, securities with a total value of $120,209,102 transferred from Level 1 to Level 2. At January 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES
Beginning Balance	—
Net purchases (sales)	—
Amortization of discount	—
Transfers in	$239,529
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$239,529

Net change in unrealized appreciation/depreciation from investments still held as of January 31, 2011	—

Securities that were valued using an unadjusted quoted price at October 31, 2010 were fair valued under procedures established by and under the general supervision of the Fund’s Trustees at January 31, 2011.
Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) a wholly owned subsidiary of Morgan Stanley determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley International Fund
/s/ Sara Furber
Sara Furber
Principal Executive Officer
March 22, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
March 22, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2011